Related Parties	6 Months Ended
Jun. 30, 2026
Disclosure of transactions between related parties [abstract]
Related Parties
Note 11 - Related Parties
Genmab’s related parties are its Board of Directors, Executive Management, and close members of the family of these persons.
Genmab has not granted any loans, guarantees or other commitments to or on behalf of any of the members of the Board of Directors or members of the Executive Management.
Related party transactions include remuneration relating to the Board of Directors and the Executive Management as described in Note 5.1 in the Annual Report. There were no material related party transactions during the first six months of 2026 or 2025.
Changes to the Executive Management and the Board of Directors
Following Genmab’s Annual General Meeting on March 19, 2026, the Board of Directors is comprised of five independent board members, one non-independent board member, and three employee-elected board members. Deirdre P. Connelly (Chair), Pernille Erenbjerg (Deputy Chair), Rolf Hoffmann, Elizabeth O’Farrell, Paolo Paoletti and Anders Gersel Pedersen were re-elected to the Board of Directors for a one-year period. Mijke Zachariasse and Martin Schultz currently serve as employee-elected board members for three-year terms expiring in 2028. Michael Kavanagh also currently serves as an employee-elected board member but will step down from the Board of Directors upon his departure from Genmab on August 14, 2026. Gina Schweizer, who was elected as his alternate, will succeed him as an employee-elected board member effective August 15, 2026.